Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	Nov. 18, 2024	Jun. 30, 2024
Subsequent events
Purchase of ordinary shares	$ 4.7
Number of shares issued	981,211
Par value per share	$ 0.0025
Exercise price of warrant	$ 4.79
Threshold period for warrants that may not be transferred, assigned or sold by the holders after the completion of the Transaction	90 days
Percentage of warrants exercised		78.00%